Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,167,745.28
Total Fee Amount	37,586.36
Total Offset Amount	0.00
Net Fee	$ 37,586.36
Offering Table N/A
Offset Table N/A	N/A